Condensed Consolidated Interim Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Liabilities
Debt discount, convertible debenture	$ 58,623	$ 343,398	$ 0
Stockholders' Deficit
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,490,000,000	1,490,000,000	375,000,000
Common stock, shares issued	1,009,665,261	74,242,196	66,714,970
Common stock, shares outstanding	1,009,665,261	74,242,196	66,714,970
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock Series A [Member]
Stockholders' Deficit
Preferred stock, shares authorized	9,000,000	1,250,000	1,250,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	159,800	160,600	0
Preferred stock, shares outstanding	159,800	160,600	0
Preferred stock, liquidation preference	$ 88,375	$ 153,862
Debt discount, redeemable convertible preferred stock	$ 142,425	$ 121,931
Series B preferred stock [Member]
Stockholders' Deficit
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares issued	1,000,000	0
Preferred stock, shares outstanding	1,000,000	0
Preferred stock, liquidation preference	$ 1,000	$ 0